Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Quality Factor ETF	Nov. 29, 2022
Fidelity Quality Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	31.84%
Past 5 years	18.22%
Since Inception	17.95%
Fidelity Quality Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	31.43%
Past 5 years	17.76%
Since Inception	17.50%
Fidelity Quality Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.08%
Past 5 years	14.68%
Since Inception	14.51%
IXZ6H
Average Annual Return:
Past 1 year	32.24%
Past 5 years	18.57%
Since Inception	18.30%	[1]
RS001
Average Annual Return:
Past 1 year	26.45%
Past 5 years	18.43%
Since Inception	18.24%	[1]

[1]	A From September 12, 2016